Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Components of Debt and Reconciliation to Carrying Amount of Current and Long-Term Debt
The components of debt and a reconciliation to the carrying amount of long-term debt is presented in the table below.

	December 31,
	2017	2016
	(in millions)
Borrowings under Revolving Credit Facility(1)	$—	$—
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650	650
3.95% Senior Notes due 2024	350	350
3.85% Senior Notes due 2026	550	550
Principal amount of long-term debt	3,350	3,350
Unamortized discounts	(7)	(8)
Deferred debt issue costs	(13)	(17)
Carrying amount of long-term debt	$3,330	$3,325
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(1)
During 2017, L3's aggregate borrowings and repayments under the Credit Facility were $1,328 million. L3 had the full availability of its $1 billion Credit Facility at December 31, 2017 and December 31, 2016

Information Regarding Outstanding Senior Subordinated Notes
The Senior Notes are unsecured senior obligations of L3. The terms of each outstanding Senior Note are presented in the table below.

Note	Date of Issuance	Amount Issued	Discount(1)	Net Cash Proceeds	Effective Interest Rate	Redemption at Treasury Rate(2)(3)
		(in millions)
5.20% Senior Notes due October 15, 2019	October 2, 2009	$1,000	$4	$987	5.25%	30 bps
4.75% Senior Notes due July 15, 2020	May 21, 2010	$800	$3	$790	4.79%	25 bps
4.95% Senior Notes due February 15, 2021	February 7, 2011	$650	$4	$639	5.02%	25 bps
3.95% Senior Notes due May 28, 2024	May 28, 2014	$650	$3	$641	4.02%	20 bps
3.85% Senior Notes due December 15, 2026	December 5, 2016	$550	$3	$542	3.91%	25 bps
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(1)	Bond discounts are recorded as a reduction to the principal amount of the notes and are amortized as interest expense over the term of the notes.

(2)
The Senior Notes maturing in 2019 and 2020 may be redeemed at any time prior to their maturity and the Senior Notes maturing in 2021, 2024 and 2026 may be redeemed at any time prior to November 15, 2020, February 28, 2024 and September 15, 2026, respectively, (three months prior to their maturity) at the option of L3, in whole or in part, at a redemption price equal to the greater of: (1) 100% of the principal amount, or (2) the present value of the remaining principal and interest payments discounted to the date of redemption, on a semi-annual basis, at the Treasury Rate (as defined in the indentures governing the Senior Notes), plus the spread indicated in the table above. In addition, if the Senior Notes maturing in 2021, 2024 and 2026 are redeemed at any time on or after November 15, 2020, February 28, 2024 and September 15, 2026, respectively, the redemption price would be equal to 100% of the principal amount.

(3)
Upon the occurrence of a change in control (as defined in the indentures governing the Senior Notes), each holder of the notes will have the right to require L3 to repurchase all or any part of such holder’s notes at an offer price in cash equal to 101% of the aggregate principal amount plus accrued and unpaid interest, if any, to the date of purchase.

Repurchases, Redemptions and Maturities of Senior Notes
The repurchases, redemptions and maturities of Senior Notes are presented in the table below.

Note	Settlement Type	Date Settled	Aggregate Amount	Debt Retirement Charge	Cash Payments
			(in millions)
1.50% Senior Notes due 2017(1)	Redemption	December 30, 2016	$350	$2	$351
3.95% Senior Notes due 2016	Maturity	November 15, 2016	$200	$—	$200
3.95% Senior Notes due 2016(2)	Redemption	May 20, 2016	$300	$5	$305
3.95% Senior Notes due 2024	Tender Offer	December 22, 2015	$300	$1	$297
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(1)
The 1.50% Senior Notes due 2017 were redeemed at a price equal to 100.323% of the principal amount thereof, plus accrued and unpaid interest to the redemption date. Interest ceased to accrue on and after the redemption date.

(2)
The 3.95% Senior Notes due 2016 were redeemed at a price equal to 101.475% of the principal amount thereof, plus accrued and unpaid interest. Interest ceased to accrue on and after May 20, 2016, and the only remaining right of holders of such Notes was to receive payment of the redemption price and accrued interest.